Debt (Tables)	12 Months Ended
Jun. 30, 2021
Borrowings [abstract]
Schedule of exchangeable debt
The principal amount, unamortized debt discount, unamortized issuance costs and net carrying amount of the liability component of the Notes as of June 30, 2021 and 2020 were as follows:

	As of June 30,
	2021	2020
	(U.S. $ in thousands)
Principal amount	$352,171	$999,999
Unamortized debt discount	(3,224)	(105,963)
Unamortized issuance cost	(148)	(4,853)
Net liability	$348,799	$889,183
The effective interest rate, contractual interest expense and amortization of debt discount for the Notes for the fiscal year ended June 30, 2021 and 2020 were as follows:

	Fiscal Year Ended June 30,
	2021	2020
	(U.S. $ in thousands)
Effective interest rate	4.83%	4.83%
Contractual interest expense	$4,859	$6,250
Amortization of debt discount	$102,673	$34,048
Amortization of issuance cost	$4,703	$1,560

Schedule of reconciliation of assets and liabilities arising from financing activities	Reconciliation of assets and liabilities arising from financing activities:

	Capped call assets	Exchangeable Notes, net	Embedded exchange feature of Notes	Credit Facility	Accrued interest
	(U.S. $ in thousands)
Balance as of June 30, 2019	$(214,597)	$853,576	$851,126	$—	$1,042
Cash flows	—	(1)	(1)	—	(6,250)
Amortization of debt discount and issuance cost	—	35,608	—	—	—
Fair value changes	(96,011)	—	431,964	—	—
Accrual of interest	—	—	—	—	6,250
Balance as of June 30, 2020	$(310,608)	$889,183	$1,283,089	$—	$1,042
Cash flows	203,093	(647,760)	(1,155,484)	(4,445)	(6,498)
Amortization of debt discount and issuance cost	—	107,376	—	2,172	—
Fair value changes	(16,638)	—	633,084	—	—
Accrual of interest	—	—	—	—	6,010
Balance as of June 30, 2021	$(124,153)	$348,799	$760,689	$(2,273)	$554